Financial Risk Management - Summary of Sensitivity to Interest Rate Increase of One Basis Point (Detail) kr in Millions	12 Months Ended
Dec. 31, 2018 SEK (kr)
Disclosure of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	kr 1
Interest Bearing Assets [member]
Disclosure of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	(7)
Interest bearing liabilities [member]
Disclosure of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	7
Derivatives [member]
Disclosure of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	1
Later than three months [member]
Disclosure of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	0
Later than three months [member] | Interest Bearing Assets [member]
Disclosure of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	0
Later than three months [member] | Interest bearing liabilities [member]
Disclosure of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	0
Later than three months [member] | Derivatives [member]
Disclosure of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	0
Maturity between 3 and 12 months [member]
Disclosure of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	1
Maturity between 3 and 12 months [member] | Interest Bearing Assets [member]
Disclosure of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	(3)
Maturity between 3 and 12 months [member] | Interest bearing liabilities [member]
Disclosure of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	2
Maturity between 3 and 12 months [member] | Derivatives [member]
Disclosure of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	2
Maturity between 1 and 3 years [member]
Disclosure of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	(1)
Maturity between 1 and 3 years [member] | Interest Bearing Assets [member]
Disclosure of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	0
Maturity between 1 and 3 years [member] | Interest bearing liabilities [member]
Disclosure of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	0
Maturity between 1 and 3 years [member] | Derivatives [member]
Disclosure of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	(1)
Maturity between 3 and 5 years [member]
Disclosure of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	(3)
Maturity between 3 and 5 years [member] | Interest Bearing Assets [member]
Disclosure of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	(3)
Maturity between 3 and 5 years [member] | Interest bearing liabilities [member]
Disclosure of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	2
Maturity between 3 and 5 years [member] | Derivatives [member]
Disclosure of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	(2)
2024 and later [member]
Disclosure of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	4
2024 and later [member] | Interest Bearing Assets [member]
Disclosure of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	(1)
2024 and later [member] | Interest bearing liabilities [member]
Disclosure of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	3
2024 and later [member] | Derivatives [member]
Disclosure of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point	kr 2